UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2013

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 1.6%
Dana Holding Corp.	73,160	$1,409,062
Superior Industries International Inc.	125,595	2,161,490

Total Auto Components		3,570,552

Diversified Consumer Services - 1.1%
Sotheby’s Holdings Inc.	39,410	1,494,033
Steiner Leisure Ltd.	19,858	1,049,694	*

Total Diversified Consumer Services		2,543,727

Household Durables - 0.9%
Ryland Group Inc.	49,140	1,970,514

Specialty Retail - 3.0%
Aeropostale Inc.	78,240	1,079,712	*
Ann Inc.	81,110	2,692,852	*
Cato Corp., Class A Shares	22,564	563,197
MarineMax Inc.	206,870	2,343,837	*

Total Specialty Retail		6,679,598

Textiles, Apparel & Luxury Goods - 0.5%
Movado Group Inc.	34,530	1,168,150

TOTAL CONSUMER DISCRETIONARY		15,932,541

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.1%
Pantry Inc.	226,127	2,754,227	*
Weis Markets Inc.	46,240	2,084,037

Total Food & Staples Retailing		4,838,264

Household Products - 0.4%
Central Garden and Pet Co., Class A Shares	119,530	824,757	*

TOTAL CONSUMER STAPLES		5,663,021

ENERGY - 7.1%
Energy Equipment & Services - 3.8%
C&J Energy Services Inc.	33,210	643,278	*
Gulf Island Fabrication Inc.	55,150	1,056,122
Matrix Service Co.	77,802	1,212,155	*
Natural Gas Services Group	52,240	1,227,118	*
Tesco Corp.	46,530	616,523	*
TETRA Technologies Inc.	147,940	1,517,864	*
Tidewater Inc.	38,610	2,199,612

Total Energy Equipment & Services		8,472,672

Oil, Gas & Consumable Fuels - 3.3%
Bill Barrett Corp.	102,380	2,070,123	*
Carrizo Oil & Gas Inc.	106,260	3,010,346	*
Cloud Peak Energy Inc.	67,200	1,107,456	*
Rex Energy Corp.	69,120	1,215,130	*

Total Oil, Gas & Consumable Fuels		7,403,055

TOTAL ENERGY		15,875,727

EXCHANGE-TRADED FUNDS - 4.5%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	7,963	1,384,606
iShares Trust - iShares Russell 2000 Value Index Fund	101,000	8,675,900

TOTAL EXCHANGE-TRADED FUNDS		10,060,506

FINANCIALS - 36.6%
Capital Markets - 7.0%
Affiliated Managers Group Inc.	32,240	5,285,426	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Capital Markets - 7.0% (continued)
Cohen & Steers Inc.	46,930	$1,594,681
Greenhill & Co. Inc.	10,624	485,942
HFF Inc., Class A Shares	66,007	1,172,944
Raymond James Financial Inc.	67,900	2,918,342
Waddell & Reed Financial Inc., Class A Shares	97,040	4,221,240

Total Capital Markets		15,678,575

Commercial Banks - 12.4%
Bancorp Inc.	86,336	1,294,177	*
First Republic Bank	57,940	2,229,531
FirstMerit Corp.	192,020	3,846,161
IBERIABANK Corp.	79,649	4,269,983
Signature Bank	52,810	4,384,286	*
SVB Financial Group	74,730	6,226,504	*
Tompkins Trustco Inc.	27,802	1,256,372
Wintrust Financial Corp.	116,680	4,466,510

Total Commercial Banks		27,973,524

Insurance - 6.6%
Allied World Assurance Co. Holdings AG	65,300	5,975,603
Arch Capital Group Ltd.	84,360	4,336,948	*
Axis Capital Holdings Ltd.	99,850	4,571,133

Total Insurance		14,883,684

Real Estate Investment Trusts (REITs) - 7.7%
BioMed Realty Trust Inc.	137,240	2,776,365
Campus Crest Communities Inc.	186,877	2,156,561
Corporate Office Properties Trust	36,430	928,965
Cousins Properties Inc.	211,340	2,134,534
EastGroup Properties Inc.	37,320	2,099,996
Hersha Hospitality Trust	98,760	557,006
LaSalle Hotel Properties	22,044	544,487
Mid-America Apartment Communities Inc.	36,960	2,504,779
Pebblebrook Hotel Trust	118,140	3,053,919
Washington Real Estate Investment Trust	18,690	502,948

Total Real Estate Investment Trusts (REITs)		17,259,560

Real Estate Management & Development - 1.1%
CBRE Group Inc., Class A Shares	51,270	1,197,667	*
Jones Lang LaSalle Inc.	13,190	1,202,137

Total Real Estate Management & Development		2,399,804

Thrifts & Mortgage Finance - 1.8%
BankUnited	44,980	1,169,930
People’s United Financial Inc.	126,146	1,879,575
Westfield Financial Inc.	152,510	1,067,570

Total Thrifts & Mortgage Finance		4,117,075

TOTAL FINANCIALS		82,312,222

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Cross Country Healthcare Inc.	135,141	697,328	*
LifePoint Hospitals Inc.	57,010	2,784,368	*

TOTAL HEALTH CARE		3,481,696

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries Inc.	53,560	3,025,069

Building Products - 0.6%
Gibraltar Industries Inc.	93,232	1,357,458	*

Commercial Services & Supplies - 3.2%
ACCO Brands Corp.	472,100	3,002,556	*
Herman Miller Inc.	58,580	1,585,761

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 3.2% (continued)
TMS International Corp., Class A Shares	147,940	$2,193,950
United Stationers Inc.	14,642	491,239

Total Commercial Services & Supplies		7,273,506

Construction & Engineering - 2.4%
EMCOR Group Inc.	72,516	2,947,775
Tutor Perini Corp.	129,040	2,334,334	*

Total Construction & Engineering		5,282,109

Machinery - 3.4%
Oshkosh Corp.	41,740	1,584,868	*
RBC Bearings Inc.	69,890	3,630,786	*
Snap-on Inc.	26,893	2,403,696

Total Machinery		7,619,350

Marine - 1.7%
Diana Shipping Inc.	110,230	1,106,709	*
Kirby Corp.	33,380	2,655,045	*

Total Marine		3,761,754

Professional Services - 1.4%
Hudson Global Inc.	126,940	314,811	*
Korn/Ferry International	39,100	732,734	*
TrueBlue Inc.	101,366	2,133,754	*

Total Professional Services		3,181,299

Road & Rail - 2.1%
Genesee & Wyoming Inc., Class A Shares	21,830	1,852,057	*
Old Dominion Freight Line Inc.	68,012	2,830,660	*

Total Road & Rail		4,682,717

TOTAL INDUSTRIALS		36,183,262

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 3.7%
Bel Fuse Inc., Class B Shares	35,651	479,506
Black Box Corp.	27,322	691,793
Digi International Inc.	159,780	1,497,139	*
InterDigital Inc.	45,590	2,035,593
Plantronics Inc.	83,800	3,680,496

Total Communications Equipment		8,384,527

Electronic Equipment, Instruments & Components - 2.7%
AVX Corp.	202,550	2,379,963
Park Electrochemical Corp.	149,110	3,580,131

Total Electronic Equipment, Instruments & Components		5,960,094

IT Services - 0.3%
Unisys Corp.	27,890	615,532	*

Semiconductors & Semiconductor Equipment - 7.2%
Exar Corp.	267,610	2,882,160	*
ON Semiconductor Corp.	316,380	2,556,350	*
Rudolph Technologies Inc.	227,350	2,546,320	*
Teradyne Inc.	288,890	5,075,797	*
Veeco Instruments Inc.	89,170	3,158,402	*

Total Semiconductors & Semiconductor Equipment		16,219,029

TOTAL INFORMATION TECHNOLOGY		31,179,182

MATERIALS - 5.1%
Chemicals - 1.6%
Koppers Holdings Inc.	66,010	2,520,262
Kraton Performance Polymers Inc.	28,660	607,592	*
PolyOne Corp.	24,400	604,632

Total Chemicals		3,732,486

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Metals & Mining - 3.5%
Carpenter Technology Corp.	29,720	$1,339,480
Haynes International Inc.	35,850	1,716,140
Horsehead Holding Corp.	184,530	2,363,829	*
Olympic Steel Inc.	28,530	698,985
RTI International Metals Inc.	60,740	1,683,105	*

Total Metals & Mining		7,801,539

TOTAL MATERIALS		11,534,025

UTILITIES - 4.5%
Electric Utilities - 2.9%
Cleco Corp.	36,820	1,709,553
MGE Energy Inc.	12,427	680,503
Portland General Electric Co.	56,850	1,739,041
UNS Energy Corp.	54,270	2,427,497

Total Electric Utilities		6,556,594

Gas Utilities - 1.6%
Laclede Group Inc.	12,670	578,512
New Jersey Resources Corp.	27,364	1,136,427
Northwest Natural Gas Co.	27,844	1,182,813
WGL Holdings Inc.	13,460	581,741

Total Gas Utilities		3,479,493

TOTAL UTILITIES		10,036,087

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $162,140,455)		222,258,269

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Interest in $1,050,000,000 joint tri-party repurchase agreement dated 6/28/13 with RBS Securities Inc.; Proceeds at maturity - $2,543,021; (Fully collateralized by various U.S. government obligations, 0.250% to 2.125% due 11/30/14 to 3/31/18; Market value - $2,593,865) (Cost - $2,543,000)	0.100%	7/1/13	$2,543,000	2,543,000

TOTAL INVESTMENTS - 100.1% (Cost - $164,683,455#)				224,801,269
Liabilities in Excess of Other Assets - (0.1)%				(163,602)

TOTAL NET ASSETS - 100.0%				$224,637,667

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (formerly Legg Mason ClearBridge Small Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$222,258,269	—	—	$222,258,269
Short-term investments†	—	$2,543,000	—	2,543,000

Total investments	$222,258,269	$2,543,000	—	$224,801,269

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,064,465
Gross unrealized depreciation	(4,946,651)

Net unrealized appreciation	$60,117,814

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 23, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2013